Retirement Benefit Plans - Summary of Net Assets Recognised (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [abstract]
Present value of defined benefit obligations	£ (9,145)	£ (12,884)
Fair value of scheme assets	11,128	14,420
Net defined benefit assets	£ 1,983	£ 1,536